BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Schedule of long-term bank loans should be repaid) (Details)	Dec. 31, 2018 USD ($)
2019	$ 41,096,243
2020	35,471,022
2021	423,050
2022	439,972
2023	457,571
2024 and after	$ 4,643,484